Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020. (Details) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Assets
Operating	$ 295,819	$ 344,413	$ 483,193
Current
Operating	77,570	90,286	101,984
Noncurrent
Operating	211,195	244,049	365,085
Total lease liabilities	$ 288,765	$ 334,335	$ 467,069